Investment Objectives and Goals - Allspring Municipal Fixed Income Funds - ETF Class	Jun. 30, 2026
High Yield Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Strategic Municipal Bond Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income exempt from regular federal income tax.